Leases	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
Leases
NOTE 17: LEASES
Chartered-out:
As of December 31, 2013, the future minimum revenue, net of commissions (where applicable), expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the company's ports were as follows:

Amount
2014	$ 100,198
2015	83,118
2016	54,518
2017	13,708
2018	770
2019 and thereafter	—

Total minimum revenue, net of commissions	$ 252,312

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.
Chartered-in:
As of December 31, 2013, the Company's future minimum commitments, net of commissions under chartered-in vessels were as follows:

Amount
2014	$ 184
2015	115
2016	16

Total	$ 315

For the year ended December 31, 2013, charter hire expense for chartered-in pushboats and barges amounted to $1,286 ($3,587 in 2012 and $5,910 in 2011).
Office space:
The future minimum commitments under lease obligations for office space were as follows:

Amount
2014	$ 618
2015	583
2016	360
2017	197
2018	112
2019 and thereafter	100

Total	$ 1,970

Rent expense for office space amounted to $360 for the year ended December 31, 2013 ($238 in 2012 and $211 in 2011).